Derivative Instruments - Effect of Derivatives on Consolidated Statements of Operations (Detail) (Other Income, Warrants, USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Income | Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income (Loss) on Derivative	$ 79	$ 1,048